A u d i t e d F i n a n c i a l S t a t e m e n t s

John Hancock Life Insurance Company (U.S.A.) Separate Account X
December 31, 2020

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John Hancock Life Insurance Company (U.S.A.)
Separate Account X

Audited Financial Statements

December 31, 2020

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of John Hancock Life Insurance Company (U.S.A.) and Contract Owners of John Hancock Life Insurance Company (U.S.A.) Separate Account X

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise John Hancock Life Insurance Company (U.S.A.) Separate Account X (the “Separate Account”) as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020 and the results of its operations and changes in contract owners’ equity for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of the Separate Account since 1986.
Boston, Massachusetts
March 31, 2021

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Appendix

Subaccounts comprising John Hancock Life
Insurance Company (U.S.A.) Separate Account X

500 Index Fund Series NAV	Mid Cap Index Trust Series NAV
Active Bond Trust Series NAV	Mid Cap Stock Trust Series NAV
Blue Chip Growth Trust Series NAV	Mid Value Trust Series NAV
Capital Appreciation Trust Series NAV	Money-Market Trust Series NAV
Core Bond Trust Series NAV	Opportunistic Fixed Income Trust Series NAV
Disciplined Value International Trust Series NAV	Real Estate Securities Trust Series NAV
Equity Income Trust Series NAV	Short Term Government Income Trust Series NAV
Fundamental All Cap Core Trust Series NAV	Small Cap Index Trust Series NAV
Health Sciences Trust Series NAV	Small Cap Stock Trust Series NAV
High Yield Trust Series NAV	Small Cap Value Trust Series NAV
International Equity Index Series NAV	Total Bond Market Series Trust NAV
Lifestyle Balanced Portfolio Series NAV	Total Stock Market Index Trust Series NAV
Lifestyle Growth Portfolio Series NAV	Ultra Short Term Bond Trust Series NAV
Managed Volatility Balanced Portfolio Series NAV

4 of 27

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020

	500 Index Fund Series NAV	Active Bond Trust Series NAV	Blue Chip Growth Trust Series NAV	Capital Appreciation Trust Series NAV	Core Bond Trust Series NAV	Equity Income Trust Series NAV
Total Assets
Investments at fair value	$5,870,792	$5,675,889	$14,960,397	$4,698,035	$10,262	$3,767,196

Net Assets
Contracts in accumulation	$5,803,242	$5,456,208	$14,597,433	$4,685,895	$10,262	$3,682,405
Contracts in payout (annuitization)	67,550	219,681	362,964	12,140	-	84,791
Total net assets	$5,870,792	$5,675,889	$14,960,397	$4,698,035	$10,262	$3,767,196

Units outstanding	100,132	126,826	114,829	109,511	707	81,321
Unit value	$58.63	$44.75	$130.28	$42.90	$14.51	$46.33

Shares	136,308	548,925	371,502	613,320	724	274,978
Cost	$3,203,207	$5,413,625	$11,627,789	$4,368,087	$9,350	$4,235,094

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020

	Fundamental All Cap Core Trust Series NAV	Opportunistic Fixed Income Series NAV	Health Sciences Trust Series NAV	High Yield Trust Series NAV	International Equity Index Series NAV	Disciplined Value International Trust Series NAV
Total Assets
Investments at fair value	$28,047,094	$962,504	$103,256	$225,763	$1,774,469	$1,037,619

Net Assets
Contracts in accumulation	$27,250,052	$956,786	$103,256	$225,763	$1,748,294	$1,032,369
Contracts in payout (annuitization)	797,042	5,718	-	-	26,175	5,250
Total net assets	$28,047,094	$962,504	$103,256	$225,763	$1,774,469	$1,037,619

Units outstanding	264,577	34,471	4,579	10,293	56,524	62,817
Unit value	$106.01	$27.92	$22.55	$21.93	$31.39	$16.52

Shares	924,122	71,775	3,259	43,584	90,766	80,187
Cost	$17,261,179	$905,926	$85,494	$242,959	$1,408,448	$970,595

See accompanying notes.

6 of 27

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020

	Lifestyle Balanced Portfolio Series NAV	Lifestyle Growth Portfolio Series NAV	Managed Volatility Balanced Portfolio Series NAV	Mid Cap Index Trust Series NAV	Mid Cap Stock Trust Series NAV	Mid Value Trust Series NAV
Total Assets
Investments at fair value	$3,918,947	$58,637	$21,579,722	$482	$7,426,841	$480,250

Net Assets
Contracts in accumulation	$3,918,947	$58,637	$20,082,348	$482	$7,232,595	$471,950
Contracts in payout (annuitization)	-	-	1,497,374	-	194,246	8,300
Total net assets	$3,918,947	$58,637	$21,579,722	$482	$7,426,841	$480,250

Units outstanding	213,966	3,699	343,817	24	51,257	8,890
Unit value	$18.32	$15.85	$62.77	$20.08	$144.89	$54.02

Shares	239,252	3,298	1,845,742	23	277,951	47,502
Cost	$3,426,820	$53,542	$22,585,168	$448	$4,967,328	$488,470

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Money-Market Trust Series NAV	Real Estate Securities Trust Series NAV	Short Term Government Income Trust Series NAV	Small Cap Index Trust Series NAV	Small Cap Stock Trust Series NAV	Small Cap Value Trust Series NAV
Total Assets
Investments at fair value	$933,491	$2,103,316	$846,965	$17,559	$4,917,919	$346,178

Net Assets
Contracts in accumulation	$885,465	$2,042,533	$846,965	$17,559	$4,842,125	$346,178
Contracts in payout (annuitization)	48,026	60,783	-	-	75,794	-
Total net assets	$933,491	$2,103,316	$846,965	$17,559	$4,917,919	$346,178

Units outstanding	64,584	21,257	56,170	861	92,616	6,377
Unit value	$14.45	$98.95	$15.08	$20.39	$53.10	$54.29

Shares	933,491	111,641	68,915	1,075	404,102	23,662
Cost	$933,491	$1,728,227	$846,114	$15,780	$3,827,216	$434,844

See accompanying notes.

8 of 27

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Total Bond Market Series Trust NAV	Total Stock Market Index Trust Series NAV	Ultra Short Term Bond Trust Series NAV
Total Assets
Investments at fair value	$1,192,628	$32,483	$262,844

Net Assets
Contracts in accumulation	$1,188,350	$32,483	$262,844
Contracts in payout (annuitization)	4,278	-	-
Total net assets	$1,192,628	$32,483	$262,844

Units outstanding	58,066	1,416	24,562
Unit value	$20.54	$22.94	$10.70

Shares	109,516	1,237	22,916
Cost	$1,132,148	$26,294	$263,167

See accompanying notes.

9 of 27

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	500 Index Fund Series NAV		Active Bond Trust Series NAV		Blue Chip Growth Trust Series NAV
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$96,425	$91,170	$170,148	$160,598	$-	$987
Expenses:
Mortality and expense risk and administrative charges	(71,430)	(70,653)	(75,626)	(78,172)	(181,122)	(170,141)
Net investment income (loss)	24,995	20,517	94,522	82,426	(181,122)	(169,154)
Realized gains (losses) on investments:
Capital gain distributions received	99,226	78,037	-	-	1,867,397	1,789,891
Net realized gain (loss)	357,797	154,039	38,899	1,781	695,918	871,478
Realized gains (losses)	457,023	232,076	38,899	1,781	2,563,315	2,661,369
Unrealized appreciation (depreciation) during the period	349,847	1,069,608	264,855	363,959	1,434,281	474,586
Net increase (decrease) in net assets from operations	831,865	1,322,201	398,276	448,166	3,816,474	2,966,801
Changes from principal transactions:
Purchase payments	7,540	15,023	4,009	4,193	12,197	23,411
Transfers between sub-accounts and the company	(108,853)	10,780	130,804	(29,439)	(135,872)	(226,009)
Withdrawals	(512,177)	(287,316)	(546,260)	(722,705)	(1,089,558)	(1,528,285)
Annual contract fee	(642)	(732)	(456)	(526)	(1,305)	(1,528)
Net increase (decrease) in net assets from principal transactions	(614,132)	(262,245)	(411,903)	(748,477)	(1,214,538)	(1,732,411)
Total increase (decrease) in net assets	217,733	1,059,956	(13,627)	(300,311)	2,601,936	1,234,390
Net assets at beginning of period	5,653,059	4,593,103	5,689,516	5,989,827	12,358,461	11,124,071
Net assets at end of period	$5,870,792	$5,653,059	$5,675,889	$5,689,516	$14,960,397	$12,358,461

	2020	2019	2020	2019	2020	2019

Units, beginning of period	112,349	118,204	133,628	150,831	126,469	147,141
Units issued	805	909	8,290	1,430	964	878
Units redeemed	(13,022)	(6,764)	(15,092)	(18,633)	(12,604)	(21,550)
Units, end of period	100,132	112,349	126,826	133,628	114,829	126,469

See accompanying notes.

10 of 27

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X
STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Capital Appreciation Trust Series NAV		Core Bond Trust Series NAV		Equity Income Trust Series NAV
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$-	$1,277	$237	$218	$102,183	$85,786
Expenses:
Mortality and expense risk and administrative charges	(51,985)	(41,796)	(136)	(107)	(49,063)	(58,817)
Net investment income (loss)	(51,985)	(40,519)	101	111	53,120	26,969
Realized gains (losses) on investments:
Capital gain distributions received	404,023	1,970,592	-	-	260,035	372,713
Net realized gain (loss)	(188,274)	19,603	12	4	(84,628)	119,712
Realized gains (losses)	215,749	1,990,195	12	4	175,407	492,425
Unrealized appreciation (depreciation) during the period	1,508,146	(1,150,938)	556	355	(325,119)	394,268
Net increase (decrease) in net assets from operations	1,671,910	798,738	669	470	(96,592)	913,662
Changes from principal transactions:
Purchase payments	8,459	8,602	646	922	10,094	2,584
Transfers between sub-accounts and the company	(5,136)	(7,807)	-	7,555	(101,104)	(40,304)
Withdrawals	(164,641)	(311,835)	-	-	(381,843)	(394,052)
Annual contract fee	(1,282)	(1,276)	-	-	(590)	(692)
Net increase (decrease) in net assets from principal transactions	(162,600)	(312,316)	646	8,477	(473,443)	(432,464)
Total increase (decrease) in net assets	1,509,310	486,422	1,315	8,947	(570,035)	481,198
Net assets at beginning of period	3,188,725	2,702,303	8,947	-	4,337,231	3,856,033
Net assets at end of period	$4,698,035	$3,188,725	$10,262	$8,947	$3,767,196	$4,337,231

	2020	2019	2020	2019	2020	2019

Units, beginning of period	113,857	121,421	661	-	93,159	103,243
Units issued	266	5,096	46	661	500	252
Units redeemed	(4,612)	(12,660)	-	-	(12,338)	(10,336)
Units, end of period	109,511	113,857	707	661	81,321	93,159

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Fundamental All Cap Core Trust Series NAV		Opportunistic Fixed Income Trust Series NAV		Health Sciences Trust Series NAV
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$100,418	$117,923	$36,632	$54,572	$-	$-
Expenses:
Mortality and expense risk and administrative charges	(328,923)	(329,073)	(12,064)	(12,068)	(1,221)	(1,039)
Net investment income (loss)	(228,505)	(211,150)	24,568	42,504	(1,221)	(1,039)
Realized gains (losses) on investments:
Capital gain distributions received	719,497	1,853,696	-	-	9,421	5,451
Net realized gain (loss)	1,460,402	1,136,880	(7,881)	(2,899)	80	2,228
Realized gains (losses)	2,179,899	2,990,576	(7,881)	(2,899)	9,501	7,679
Unrealized appreciation (depreciation) during the period	3,696,554	4,241,000	79,827	909	12,692	11,629
Net increase (decrease) in net assets from operations	5,647,948	7,020,426	96,514	40,514	20,972	18,269
Changes from principal transactions:
Purchase payments	27,235	37,880	4,290	4,521	108	154
Transfers between sub-accounts and the company	(346,012)	(129,314)	108,829	6,036	-	11,920
Withdrawals	(2,786,837)	(2,495,510)	(90,240)	(55,544)	-	(17,538)
Annual contract fee	(2,779)	(3,254)	(72)	(96)	-	-
Net increase (decrease) in net assets from principal transactions	(3,108,393)	(2,590,198)	22,807	(45,083)	108	(5,464)
Total increase (decrease) in net assets	2,539,555	4,430,228	119,321	(4,569)	21,080	12,805
Net assets at beginning of period	25,507,539	21,077,311	843,183	847,752	82,176	69,371
Net assets at end of period	$28,047,094	$25,507,539	$962,504	$843,183	$103,256	$82,176

	2020	2019	2020	2019	2020	2019

Units, beginning of period	301,526	335,411	33,981	35,949	4,574	4,892
Units issued	2,292	1,479	4,312	431	6	752
Units redeemed	(39,241)	(35,364)	(3,822)	(2,399)	(1)	(1,070)
Units, end of period	264,577	301,526	34,471	33,981	4,579	4,574

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	High Yield Trust Series NAV		International Equity Index Series NAV		Disciplined Value International Trust Series NAV
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$13,750	$13,144	$39,720	$39,195	$20,092	$31,743
Expenses:
Mortality and expense risk and administrative charges	(2,859)	(3,133)	(21,784)	(22,721)	(12,643)	(15,223)
Net investment income (loss)	10,891	10,011	17,936	16,474	7,449	16,520
Realized gains (losses) on investments:
Capital gain distributions received	-	-	15,324	-	-	-
Net realized gain (loss)	(9,094)	(6,039)	25,185	(5,776)	(2,673)	6,533
Realized gains (losses)	(9,094)	(6,039)	40,509	(5,776)	(2,673)	6,533
Unrealized appreciation (depreciation) during the period	6,485	27,353	89,117	282,346	(2,444)	91,425
Net increase (decrease) in net assets from operations	8,282	31,325	147,562	293,044	2,332	114,478
Changes from principal transactions:
Purchase payments	1,406	530	7,177	4,287	1,296	1,566
Transfers between sub-accounts and the company	(11,448)	1,915	16,269	(4,379)	(34,281)	(4,839)
Withdrawals	(13,590)	(10,371)	(123,541)	(78,315)	(66,912)	(58,860)
Annual contract fee	(95)	(90)	(297)	(334)	(190)	(239)
Net increase (decrease) in net assets from principal transactions	(23,727)	(8,016)	(100,392)	(78,741)	(100,087)	(62,372)
Total increase (decrease) in net assets	(15,445)	23,309	47,170	214,303	(97,755)	52,106
Net assets at beginning of period	241,208	217,899	1,727,299	1,512,996	1,135,374	1,083,268
Net assets at end of period	$225,763	$241,208	$1,774,469	$1,727,299	$1,037,619	$1,135,374

	2020	2019	2020	2019	2020	2019

Units, beginning of period	11,479	11,860	59,387	62,376	70,032	74,104
Units issued	68	125	1,697	320	401	410
Units redeemed	(1,254)	(506)	(4,560)	(3,309)	(7,616)	(4,482)
Units, end of period	10,293	11,479	56,524	59,387	62,817	70,032

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Lifestyle Balanced Portfolio Series NAV		Lifestyle Growth Portfolio Series NAV		Managed Volatility Balanced Portfolio Series NAV
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$93,802	$80,984	$1,329	$940	$534,711	$488,778
Expenses:
Mortality and expense risk and administrative charges	(56,756)	(60,712)	(776)	(731)	(281,323)	(327,242)
Net investment income (loss)	37,046	20,272	553	209	253,388	161,536
Realized gains (losses) on investments:
Capital gain distributions received	125,956	119,592	2,838	2,240	1,120,358	1,114,919
Net realized gain (loss)	74,693	23,295	20	7	820,455	806,218
Realized gains (losses)	200,649	142,887	2,858	2,247	1,940,813	1,921,137
Unrealized appreciation (depreciation) during the period	161,704	444,317	2,845	6,170	(2,294,173)	1,769,402
Net increase (decrease) in net assets from operations	399,399	607,476	6,256	8,626	(99,972)	3,852,075
Changes from principal transactions:
Purchase payments	16,154	27,187	-	-	8,850	9,533
Transfers between sub-accounts and the company	(438,358)	(12,470)	-	-	(205,452)	(79,919)
Withdrawals	(235,346)	(285,116)	-	-	(3,134,711)	(3,296,842)
Annual contract fee	(845)	(902)	-	-	(1,216)	(1,288)
Net increase (decrease) in net assets from principal transactions	(658,395)	(271,301)	-	-	(3,332,529)	(3,368,516)
Total increase (decrease) in net assets	(258,996)	336,175	6,256	8,626	(3,432,501)	483,559
Net assets at beginning of period	4,177,943	3,841,768	52,381	43,755	25,012,223	24,528,664
Net assets at end of period	$3,918,947	$4,177,943	$58,637	$52,381	$21,579,722	$25,012,223

	2020	2019	2020	2019	2020	2019

Units, beginning of period	253,281	270,532	3,699	3,699	401,008	460,842
Units issued	2,058	1,214	-	-	6,396	2,031
Units redeemed	(41,373)	(18,465)	-	-	(63,587)	(61,865)
Units, end of period	213,966	253,281	3,699	3,699	343,817	401,008

See accompanying notes.

14 of 27

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X
STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY
For the years ended December 31,

	Mid Cap Index Trust Series NAV		Mid Cap Stock Trust Series NAV		Mid Value Trust Series NAV
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$7	$5	$-	$-	$7,316	$6,886
Expenses:
Mortality and expense risk and administrative charges	(5)	(3)	(84,493)	(75,185)	(5,783)	(7,957)
Net investment income (loss)	2	2	(84,493)	(75,185)	1,533	(1,071)
Realized gains (losses) on investments:
Capital gain distributions received	43	34	812,199	775,717	10,106	85,474
Net realized gain (loss)	-	-	208,682	187,684	(25,715)	(48,571)
Realized gains (losses)	43	34	1,020,881	963,401	(15,609)	36,903
Unrealized appreciation (depreciation) during the period	6	49	2,032,938	484,044	43,795	63,279
Net increase (decrease) in net assets from operations	51	85	2,969,326	1,372,260	29,719	99,111
Changes from principal transactions:
Purchase payments	-	-	9,779	12,054	390	428
Transfers between sub-accounts and the company	-	-	(59,125)	(180,415)	(3,472)	(146,875)
Withdrawals	-	-	(592,713)	(419,718)	(83,100)	(22,200)
Annual contract fee	-	-	(869)	(991)	(57)	(58)
Net increase (decrease) in net assets from principal transactions	-	-	(642,928)	(589,070)	(86,239)	(168,705)
Total increase (decrease) in net assets	51	85	2,326,398	783,190	(56,520)	(69,594)
Net assets at beginning of period	431	346	5,100,443	4,317,253	536,770	606,364
Net assets at end of period	$482	$431	$7,426,841	$5,100,443	$480,250	$536,770

	2020	2019	2020	2019	2020	2019

Units, beginning of period	24	24	57,312	64,378	10,723	14,330
Units issued	-	-	447	805	242	10
Units redeemed	-	-	(6,502)	(7,871)	(2,075)	(3,617)
Units, end of period	24	24	51,257	57,312	8,890	10,723

See accompanying notes.

15 of 27

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X
STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY
For the years ended December 31,

	Money-Market Trust Series NAV		Real Estate Securities Trust Series NAV		Short Term Government Income Trust Series NAV
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$3,211	$20,089	$42,550	$55,033	$14,885	$14,098
Expenses:
Mortality and expense risk and administrative charges	(13,302)	(14,071)	(28,682)	(35,225)	(12,146)	(11,859)
Net investment income (loss)	(10,091)	6,018	13,868	19,808	2,739	2,239
Realized gains (losses) on investments:
Capital gain distributions received	-	-	247,266	20,522	-	-
Net realized gain (loss)	-	-	113,417	118,375	(862)	(18,595)
Realized gains (losses)	-	-	360,683	138,897	(862)	(18,595)
Unrealized appreciation (depreciation) during the period	(1)	1	(565,302)	448,086	16,396	33,239
Net increase (decrease) in net assets from operations	(10,092)	6,019	(190,751)	606,791	18,273	16,883
Changes from principal transactions:
Purchase payments	-	-	2,957	3,017	124,795	-
Transfers between sub-accounts and the company	-	(844)	(4,831)	(132,818)	(6,251)	6,255
Withdrawals	(38,627)	(81,710)	(276,309)	(145,950)	(18,733)	(226,854)
Annual contract fee	(583)	(580)	(234)	(270)	(220)	(244)
Net increase (decrease) in net assets from principal transactions	(39,210)	(83,134)	(278,417)	(276,021)	99,591	(220,843)
Total increase (decrease) in net assets	(49,302)	(77,115)	(469,168)	330,770	117,864	(203,960)
Net assets at beginning of period	982,793	1,059,908	2,572,484	2,241,714	729,101	933,061
Net assets at end of period	$933,491	$982,793	$2,103,316	$2,572,484	$846,965	$729,101

	2020	2019	2020	2019	2020	2019
Units, beginning of period	66,739	71,902	24,256	27,109	49,419	64,421
Units issued	1,661	235	350	61	9,489	1,439
Units redeemed	(3,816)	(5,398)	(3,349)	(2,914)	(2,738)	(16,441)
Units, end of period	64,584	66,739	21,257	24,256	56,170	49,419

See accompanying notes.

16 of 27

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X
STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY
For the years ended December 31,

	Small Cap Index Trust Series NAV		Small Cap Stock Trust Series NAV		Small Cap Value Trust Series NAV
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$202	$4	$-	$-	$3,297	$2,478
Expenses:
Mortality and expense risk and administrative charges	(49)	(5)	(51,898)	(48,144)	(4,508)	(5,996)
Net investment income (loss)	153	(1)	(51,898)	(48,144)	(1,211)	(3,518)
Realized gains (losses) on investments:
Capital gain distributions received	1,016	37	465,031	987,443	34,953	27,425
Net realized gain (loss)	1	1	(24,229)	66,533	(26,118)	(26,970)
Realized gains (losses)	1,017	38	440,802	1,053,976	8,835	455
Unrealized appreciation (depreciation) during the period	1,761	44	1,265,848	21,964	(48,373)	95,703
Net increase (decrease) in net assets from operations	2,931	81	1,654,752	1,027,796	(40,749)	92,640
Changes from principal transactions:
Purchase payments	-	-	20,283	14,185	340	540
Transfers between sub-accounts and the company	14,205	-	(9,507)	(136,178)	(10,363)	(17,533)
Withdrawals	-	-	(332,206)	(312,388)	(18,267)	(77,682)
Annual contract fee	-	-	(651)	(763)	(108)	(85)
Net increase (decrease) in net assets from principal transactions	14,205	-	(322,081)	(435,144)	(28,398)	(94,760)
Total increase (decrease) in net assets	17,136	81	1,332,671	592,652	(69,147)	(2,120)
Net assets at beginning of period	423	342	3,585,248	2,992,596	415,325	417,445
Net assets at end of period	$17,559	$423	$4,917,919	$3,585,248	$346,178	$415,325

	2020	2019	2020	2019	2020	2019

Units, beginning of period	24	24	100,801	114,486	7,041	8,836
Units issued	837	-	1,008	612	118	9
Units redeemed	-	-	(9,193)	(14,297)	(782)	(1,804)
Units, end of period	861	24	92,616	100,801	6,377	7,041

See accompanying notes.

17 of 27

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X
STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY
For the years ended December 31,

	Total Bond Market Series Trust NAV		Total Stock Market Index Trust Series NAV		Ultra Short Term Bond Trust Series NAV
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$27,703	$28,002	$498	$406	$2,675	$2,534
Expenses:
Mortality and expense risk and
administrative charges	(15,409)	(15,523)	(390)	(324)	(2,439)	(1,876)
Net investment income (loss)	12,294	12,479	108	82	236	658
Realized gains (losses) on investments:
Capital gain distributions received	-	-	2,421	1,677	-	-
Net realized gain (loss)	4,248	(1,248)	46	33	842	(388)
Realized gains (losses)	4,248	(1,248)	2,467	1,710	842	(388)
Unrealized appreciation (depreciation) during the period	54,281	70,606	2,786	3,063	70	1,065
Net increase (decrease) in net assets from operations	70,823	81,837	5,361	4,855	1,148	1,335
Changes from principal transactions:
Purchase payments	538	768	-	-	1,394	384
Transfers between sub-accounts and the company	9,250	(15,897)	-	9,149	133,559	869,851
Withdrawals	(92,144)	(79,925)	-	-	(6,905)	(780,878)
Annual contract fee	(131)	(162)	-	-	-	-
Net increase (decrease) in net assets from principal transactions	(82,487)	(95,216)	-	9,149	128,048	89,357
Total increase (decrease) in net assets	(11,664)	(13,379)	5,361	14,004	129,196	90,692
Net assets at beginning of period	1,204,292	1,217,671	27,122	13,118	133,648	42,956
Net assets at end of period	$1,192,628	$1,204,292	$32,483	$27,122	$262,844	$133,648

	2020	2019	2020	2019	2020	2019

Units, beginning of period	62,186	67,216	1,416	874	11,685	3,934
Units issued	1,495	595	-	541	19,714	73,104
Units redeemed	(5,615)	(5,625)	-	1	(6,837)	(65,353)
Units, end of period	58,066	62,186	1,416	1,416	24,562	11,685

See accompanying notes.

18 of 27

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X
NOTES TO FINANCIAL STATEMENTS
December 31, 2020

1. Organization

John Hancock Life Insurance Company (U.S.A.) Separate Account X (the “Account”) is a separate account established by John Hancock Life Insurance Company (U.S.A.) (the “Company”). The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended (the “Act”) and is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The Account consists of 27 active sub-accounts which are exclusively invested in a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust”). The Trust is registered under the Act as an open-ended management investment company, commonly known as a mutual fund, which does not transact with the general public. The Account is a funding vehicle for the allocation of net premiums under variable annuity contracts (the “Contracts”) issued by the Company.

The Company is a stock life insurance company organized originally under the laws of the State of Maine in 1955 and later in 1992, the Company changed its state of domicile to the State of Michigan. The Company is an indirect, wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian based publicly traded life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

The Company is required to maintain assets in the Account with a total fair value of at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the Contracts are general corporate obligations of the Company.

In addition to the Account, certain contract owners may also allocate funds to the fixed account, which is part of the Company’s general account. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933, and the Company’s general account has not been registered as an investment company under the Investment Company Act of 1940. Net interfund transfers include transfers between separate and general accounts.

Each sub-account holds shares of a particular series (“Portfolio”) of a registered investment company. Sub-accounts that invest in Portfolios of the Trust may offer a class of units to fund Contracts issued by the Company. This class, Series NAV, represents an interest in the same Trust Portfolio, but in a different class of that Portfolio.

19 of 27

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020

2.	Significant Accounting Policies

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

The Company’s results and operations have been and may continue to be adversely impacted by the COVID-19 pandemic and the recent economic downturn. The adverse effects include but are not limited to significant volatility in equity markets and decline in interest rates, increase in credit risk, strain on commodity markets, foreign currency exchange rate volatility, increases in insurance claims, persistency and redemptions, and disruption of business operations. The breadth and depth of these events and how long they will continue have introduced additional uncertainty around estimates used in determining the carrying value of certain assets and liabilities included in these financial statements.

Valuation of Investments

Investments made in the Portfolios of the Trust are valued at fair value based on the reported net asset values of such Portfolios. Investment transactions are recorded on the trade date. Income from dividends, and gains from realized gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on a first-in, first-out basis.

Amounts Receivable/Payable

Receivables/Payables from/to Portfolios/the Company are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios’ shares. The amounts are due from/to either the respective Portfolio and/or the Company for the benefit of contract owners. There are no unsettled policy transactions at December 31, 2020.

20 of 27

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X
NOTES TO FINANCIAL STATEMENTS
December 31, 2020

3. Federal Income Taxes

The Account does not file separate tax returns. The taxable income of the Account is consolidated with that of the Company within the consolidated federal tax return. Any tax contingencies arising from the taxable income generated by the Account is the responsibility of the Company and the Company holds any and all tax contingencies on its financial statements. The Company’s consolidated federal tax return for the years 2014 and 2015 are currently under examination by the Internal Revenue Service. The years from 2015 are also open for examination by the internal revenue service. The Account is not a party to the consolidated tax sharing agreement thus no amount of income taxes or tax contingencies are passed through to the Account. The legal form of the Account is not taxable in any state or foreign jurisdictions.

The income taxes topic of the FASB ASC establishes a minimum threshold for financial statement recognition of the benefit of positions taken, or expected to be taken, in filing tax returns (including whether the Account is taxable in certain jurisdictions). The topic requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as tax expense or benefit.

The Account complies with the provisions of FASB ASC Topic 740, Income Taxes. As of December 31, 2020, the Account did not have a liability for any uncertain tax positions. The Account recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations and Changes in Contract Owners’ Equity.

4. Transactions with Affiliates

The Company has an administrative services agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the Account. John Hancock Investment Management Services, LLC (“JHIMS”), a Delaware limited liability company controlled by MFC, serves as investment adviser for the Trust.

John Hancock Distributors, LLC, a registered broker-dealer and wholly owned subsidiary of JHUSA, acts as the principle underwriter of the Contracts pursuant to a distribution agreement with the Company . Contracts are sold by registered representatives of either John Hancock Distributors , LLC or other broker-dealers having distribution agreements with John Hancock Distributors , LLC.

Certain officers of the Account are officers and directors of JHUSA or the Trust.

Contract charges, as described in Note 9, are paid to the Company.

21 of 27

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020

5. Fair Value Measurements

ASC 820 “Fair Value Measurements and Disclosures” provides a single definition of fair value for accounting purposes, establishes a consistent framework for measuring fair value, and expands disclosure requirements about fair value measurements. ASC 820 defines fair value as the value that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. An exit value is not a forced liquidation or distressed sale.

Following ASC 820 guidance, the Account has categorized its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Account’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

●	Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Account has the ability to access at the measurement date.
●	Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.
●	Level 3 – Fair value measurements using significant non market observable inputs.

All of the Account’s sub-accounts’ investments in a Portfolio of the Trust were valued at the reported net asset value of the Portfolio and categorized as Level 1 as of December 31, 2020. The following table presents the Account’s assets that are measured at fair value on a recurring basis by fair value hierarchy level under ASC 820, as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated	$111,251,538	-	-	111,251,538
Total	$111,251,538	-	-	111,251,538

Assets owned by the Account are primarily open-ended mutual fund investments issued by the Trust. These are classified within Level 1, as fair values of the underlying funds are based upon reported net asset values (“NAV”), which represent the values at which each sub-account can redeem its investments.

Changes in valuation techniques may result in transfer in or out of an assigned level within the disclosure hierarchy. Transfers between investment levels may occur as the availability of a price source or data used in an investment’s valuation changes. Transfers between investment levels are recognized at the beginning of the reporting period. There have been no transfers between any level of fair value measurements during the period ended December 31, 2020.

22 of 27

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020

6.	Purchases and Sales of Investments

The cost of purchases including reinvestment of dividend distributions and proceeds from the sales of investments in the Portfolios of the Trust during 2020 were as follows:

Sub-Account	Purchases	Sales
500 Index Fund Series NAV	$223,578	$713,488
Active Bond Trust Series NAV	476,537	793,918
Blue Chip Growth Trust Series NAV	1,956,380	1,484,644
Capital Appreciation Trust Series NAV	412,685	223,246
Core Bond Trust Series NAV	880	134
Equity Income Trust Series NAV	381,532	541,821
Fundamental All Cap Core Trust Series NAV	1,048,832	3,666,235
Opportunistic Fixed Income TrustSeries NAV	152,036	104,660
Health Sciences Trust Series NAV	9,529	1,220
High Yield Trust Series NAV	15,137	27,973
International Equity Index Series NAV	91,528	158,658
Disciplined Value International TrustSeries NAV	24,400	117,039
Lifestyle Balanced Portfolio Series NAV	247,125	742,518
Lifestyle Growth Portfolio Series NAV	4,167	776
Managed Volatility Balanced Portfolio Series	1,969,533	3,931,315
NAV Mid Cap Index Trust Series NAV	49	5
Mid Cap Stock Trust Series NAV	871,702	786,923
Mid Value Trust Series NAV	25,886	100,488
Money-Market Trust Series NAV	25,880	75,181
Real Estate Securities Trust Series NAV	320,320	337,601
Short Term Government Income Trust Series NAV	155,745	53,416
Small Cap Index Trust Series NAV	15,422	49
Small Cap Stock Trust Series NAV	502,302	411,250
Small Cap Value Trust Series NAV	42,478	37,134
Total Bond Market Series Trust NAV	56,440	126,633
Total Stock Market Index Trust Series NAV	2,920	390
Ultra Short Term Bond Trust Series NAV	213,158	84,874

23 of 27

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020

7.	Unit Values

A summary of unit values and units outstanding for variable annuity contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

500 Index Fund Series NAV(*)	2020	100	$ 59.84 to $35.72	$ 5,871	1.50 % to 1.00%	1.83%	16.96 % to 16.38%
	2019	112	51.42 to 30.54	5,653	1.50 to 1.00	1.75	29.86 to 29.21
	2018	118	39.80 to 23.52	4,593	1.50 to 1.00	1.34	-5.59 to -6.06
	2017	126	42.37 to 24.91	5,193	1.50 to 1.00	1.72	20.33 to 19.73
	2016	141	35.38 to 20.70	4,830	1.50 to 1.00	1.74	10.53 to 9.98

Active Bond Trust Series NAV(*)	2020	127	56.95 to 32.12	5,676	1.50 to 1.25	3.00	7.38 to 7.11
	2019	134	53.03 to 29.99	5,690	1.50 to 1.25	2.74	7.94 to 7.67
	2018	151	49.13 to 27.85	5,990	1.50 to 1.25	3.08	-1.78 to -2.02
	2017	172	50.02 to 28.43	6,922	1.50 to 1.25	3.40	3.59 to 3.33
	2016	190	48.29 to 27.51	7,393	1.50 to 1.25	3.57	3.20 to 2.94

Blue Chip Growth Trust Series NAV(*)	2020	115	181.49 to 96.07	14,960	1.50 to 1.00	0.00	33.06 to 32.40
	2019	126	136.39 to 72.56	12,358	1.50 to 1.00	0.01	28.54 to 27.89
	2018	147	106.11 to 56.73	11,124	1.50 to 1.00	0.06	1.02 to 0.52
	2017	164	105.04 to 56.44	12,053	1.50 to 1.00	0.11	34.98 to 34.31
	2016	177	77.81 to 42.02	9,666	1.50 to 1.00	0.05	-0.15 to -0.65

Capital Appreciation Trust Series NAV(*)	2020	110	64.07 to 56.62	4,698	1.50 to 1.00	0.00	54.74 to 53.97
	2019	114	41.40 to 36.78	3,189	1.50 to 1.00	0.04	31.56 to 30.90
	2018	121	31.47 to 28.10	2,702	1.50 to 1.00	0.35	-1.71 to -2.19
	2017	136	32.02 to 28.73	3,041	1.50 to 1.00	0.10	35.16 to 34.48
	2016	145	23.69 to 21.36	2,429	1.50 to 1.00	0.01	-1.98 to -2.47

Core Bond Trust Series NAV(*)	2020	1	14.52 to 14.52	10	1.40 to 1.40	2.43	7.28 to 7.28
	2019 (e)	1	13.54 to 13.54	9	1.40 to 1.40	2.84	6.83 to 6.83

Equity Income Trust Series NAV(*)	2020	81	53.57 to 47.36	3,767	1.50 to 1.00	2.95	0.01 to -0.49
	2019	93	53.57 to 47.60	4,337	1.50 to 1.00	2.06	25.20 to 24.58
	2018	103	42.79 to 38.21	3,856	1.50 to 1.00	1.87	-10.41 to -10.86
	2017	114	47.76 to 42.86	4,766	1.50 to 1.00	2.31	15.12 to 14.55
	2016	121	41.49 to 37.42	4,419	1.50 to 1.00	2.23	18.00 to 17.41

Fundamental All Cap Core Trust Series NAV(*)	2020	265	174.11 to 71.03	28,047	1.50 to 1.25	0.42	25.39 to 25.08
	2019	302	138.86 to 56.79	25,508	1.50 to 1.25	0.49	34.88 to 34.55
	2018	335	102.95 to 42.21	21,077	1.50 to 1.25	0.46	-14.24 to -14.45
	2017	365	120.04 to 49.34	26,711.	1.50 to 1.25	0.78	26.18 to 25.87
	2016	402	95.13 to 39.20	23,301	1.50 to 1.25	0.65	7.05 to 6.78

Opportunistic Fixed Income Trust	2020	34	27.42 to 23.53	963	1.50 to 1.25	4.29	12.49 to 12.21
Series NAV(*)	2019	34	24.44 to 20.92	843	1.50 to 1.25	6.41	5.05 to 4.78
	2018	36	23.32 to 19.91	848	1.50 to 1.25	2.73	-2.95 to -3.19
	2017	38	24.09 to 20.52	922	1.50 to 1.25	2.37	7.36 to 7.09
	2016	38	22.50 to 19.11	870	1.50 to 1.25	0.00	1.87 to 1.61

Health Sciences Trust Series NAV(*)	2020	5	22.72 to 22.43	103	1.50 to 1.25	0.00	25.68 to 25.37
	2019	5	18.08 to 17.89	82	1.50 to 1.25	0.00	27.07 to 26.75
	2018	5	14.23 to 14.12	69	1.50 to 1.25	0.00	-0.48 to -0.73
	2017	5	14.30 to 14.22	69	1.50 to 1.25	0.00	26.02 to 25.71
	2016	4	11.34 to 11.31	43	1.50 to 1.25	0.12	-11.65 to -11.87

High Yield Trust Series NAV(*)	2020	10	23.61 to 21.14	226	1.50 to 1.00	6.39	4.72 to 4.19
	2019	11	22.55 to 20.29	241	1.50 to 1.00	5.57	14.83 to 14.26
	2018	12	19.63 to 17.76	218	1.50 to 1.00	6.04	-4.00 to -4.46
	2017	13	20.45 to 18.58	246	1.50 to 1.00	5.38	6.40 to 5.86
	2016	14	19.22 to 17.56	256	1.50 to 1.00	7.00	15.40 to 14.83

International Equity Index Series NAV(*)	2020	57	28.29 to 23.14	1,774	1.50 to 1.00	2.54	9.66 to 9.11
	2019	59	25.93 to 21.10	1,727	1.50 to 1.00	2.40	20.23 to 19.63
	2018	62	21.67 to 17.55	1,513	1.50 to 1.00	2.35	-14.95 to -15.37
	2017	65	25.61 to 20.64	1,870	1.50 to 1.00	2.19	26.19 to 25.55
	2016	72	20.40 to 16.35	1,630	1.50 to 1.00	2.59	3.39 to 2.88

Disciplined Value International Trust	2020	63	16.66 to 14.97	1,038	1.50 to 1.00	2.18	2.25 to 1.74
Series NAV(*)	2019	70	16.38 to 14.64	1,135	1.50 to 1.00	2.86	11.29 to 10.73
	2018	74	14.79 to 13.15	1,083	1.50 to 1.00	2.49	-15.80 to -16.22
	2017	79	17.65 to 15.62	1,375	1.50 to 1.00	1.89	16.09 to 15.51
	2016	82	15.28 to 13.46	1,235	1.50 to 1.00	2.16	11.07 to 10.53

Lifestyle Balanced Portfolio Series NAV(*)	2020	214	18.42 to 18.29	3,919	1.50 to 1.40	2.45	11.11 to 11.00
	2019	253	16.58 to 16.48	4,178	1.50 to 1.40	1.98	16.25 to 16.13
	2018	271	14.26 to 14.19	3,842	1.50 to 1.40	2.30	-5.71 to -5.80
	2017	300	15.12 to 15.06	4,527	1.50 to 1.40	2.27	10.81 to 10.70
	2016	314	13.65 to 13.61	4,270	1.50 to 1.40	2.28	4.69 to 4.58

Lifestyle Growth Portfolio Series NAV(*)	2020	4	15.85 to 15.85	59	1.50 to 1.50	2.57	11.94 to 11.94
	2019	4	14.16 to 14.16	52	1.50 to 1.50	1.93	19.71 to 19.71
	2018	4	11.83 to 11.83	44	1.50 to 1.50	2.52	-7.46 to -7.46

24 of 27

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020

7.	Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

Managed Volatility Balanced Portfolio Series NAV(*)	2020	344	$ 36.42 to $20.59	$ 21,577	1.50 % to 1.25%	2.46%	0.50 % to 0.25%
	2019	401	36.33 to 20.49	25,012	1.50 to 1.25	1.93	16.55 to 16.26
	2018	461	31.25 to 17.58	24,529	1.50 to 1.25	2.25	-6.00 to -6.23
	2017	528	33.32 to 18.70	29,584	1.50 to 1.25	2.20	12.73 to 12.45
	2016	578	29.63 to 16.59	28,719	1.50 to 1.25	2.04	3.61 to 3.35

Mid Cap Index Trust Series NAV(*)	2020	0	19.89 to 19.89	0	1.27 to 1.27	1.78	11.86 to 11.86
	2019	0	17.78 to 17.78	0	1.25 to 1.25	1.21	24.15 to 24.15
	2018	0	14.32 to 14.32	0	1.25 to 1.25	0.00	-12.55 to -12.55

Mid Cap Stock Trust Series NAV(*)	2020	51	153.67 to 144.12	7,427	1.50 to 1.25	0.00	63.42 to 63.01
	2019	57	94.04 to 88.41	5,100	1.50 to 1.25	0.00	32.96 to 32.63
	2018	64	70.73 to 66.66	4,317	1.50 to 1.25	0.00	-2.76 to -3.00
	2017	74	72.73 to 68.72	5,096	1.50 to 1.25	0.00	27.06 to 26.75
	2016	81	57.24 to 54.22	4,422	1.50 to 1.25	0.00	-0.67 to -0.92

Mid Value Trust Series NAV(*)	2020	9	55.82 to 53.24	480	1.50 to 1.00	1.61	8.63 to 8.09
	2019	11	51.39 to 49.26	537	1.50 to 1.00	1.13	18.30 to 17.71
	2018	14	43.44 to 41.85	606	1.50 to 1.00	0.83	-11.57 to -12.01
	2017	15	49.12 to 47.56	721	1.50 to 1.00	1.02	10.35 to 9.80
	2016	17	44.52 to 43.32	752	1.50 to 1.00	1.21	22.86 to 22.24

Money -Market Trust Series NAV(*)	2020	65	18.13 to 12.26	933	1.50 to 1.25	0.33	-0.92 to -1.16
	2019	67	18.30 to 12.40	983	1.50 to 1.25	1.97	0.72 to 0.47
	2018	72	18.17 to 12.35	1,060	1.50 to 1.25	1.57	0.34 to 0.09
	2017	83	18.11 to 12.34	1,227	1.50 to 1.25	0.63	-0.61 to -0.86
	2016	93	18.22 to 12.44	1,397	1.50 to 1.25	0.16	-0.73 to -0.90

Real Estate Securities Trust Series NAV(*)	2020	21	136.75 to 82.31	2,103	1.50 to 1.00	2.05	-6.52 to -6.99
	2019	24	146.30 to 88.49	2,572	1.50 to 1.00	2.16	28.18 to 27.54
	2018	27	114.13 to 69.38	2,242	1.50 to 1.00	1.68	-4.38 to -4.86
	2017	31	119.36 to 72.92	2,698	1.50 to 1.00	0.55	5.20 to 4.68
	2016	35	113.46 to 69.66	2,890	1.50 to 1.00	3.32	5.90 to 5.37

Short Term Government Income Trust Series NAV(*)	2020	56	15.11 to 13.84	847	1.50 to 1.00	1.74	2.60 to 2.10
	2019	49	14.80 to 13.49	729	1.50 to 1.00	1.68	2.39 to 1.90
	2018	64	14.52 to 13.17	933	1.50 to 1.00	2.10	-0.13 to -0.61
	2017	52	14.61 to 13.19	763	1.50 to 1.00	1.45	-0.41 to -0.88
	2016	51	14.74 to 13.25	753	1.50 to 1.00	1.51	-0.40 to -0.88

Small Cap Index Trust Series NAV(*)	2020	1	20.66 to 20.39	18	1.50 to 1.25	6.02	17.84 to 17.55
	2019	0	17.53 to 17.53	0	1.25 to 1.25	1.05	23.51 to 23.51
	2018	0	14.19 to 14.19	0	1.25 to 1.25	0.00	-12.40 to -12.40

Small Cap Stock Trust Series NAV(*)	2020	93	53.11 to 47.43	4,918	1.50 to 1.00	0.00	50.12 to 49.37
	2019	101	35.56 to 31.60	3,585	1.50 to 1.00	0.00	36.72 to 36.04
	2018	114	26.14 to 23.11	2,993	1.50 to 1.00	0.00	-6.16 to -6.63
.	2017	120	27.99 to 24.63	3,362	1.50 to 1.00	0.00	25.44 to 24.81
.	2016	133	22.43 to 19.63	2,973	1.50 to 1.00	0.00	1.25 to 0.74

Small Cap Value Trust Series NAV(*)	2020	6	53.80 to 14.88	346	1.50 to 1.25	1.07	-7.84 to -8.07
	2019	7	58.52 to 16.15	415	1.50 to 1.25	0.60	25.05 to 24.74
	2018	9	46.92 to 12.91	417	1.50 to 1.25	0.70	-13.53 to -13.75
	2017	11	54.39 to 14.93	581	1.50 to 1.25	1.01	2.50 to 2.24
	2016	11	53.20 to 14.57	585	1.50 to 1.25	0.68	21.15 to 20.85

Total Bond Market Series Trust NAV(*)	2020	58	21.82 to 19.53	1,193	1.50 to 1.00	2.29	6.31 to 5.79
	2019	62	20.52 to 18.46	1,204	1.50 to 1.00	2.30	7.22 to 6.69
	2018	67	19.14 to 17.30	1,218	1.50 to 1.00	2.57	-1.23 to -1.72
	2017	77	19.38 to 17.61	1,410	1.50 to 1.00	2.79	2.32 to 1.80
	2016	82	18.94 to 17.30	1,475	1.50 to 1.00	2.61	1.43 to 0.92

Total Stock Market Index Trust Series NAV(*)	2020	1	22.99 to 22.87	32	1.50 to 1.40	1.84	19.81 to 19.69
	2019	1	19.19 to 19.11	27	1.50 to 1.40	1.79	27.90 to 27.77
	2018	1	15.00 to 15.00	13	1.40 to 1.40	1.24	-6.96 to -6.96
	2017	1	16.13 to 16.13	14	1.40 to 1.40	1.47	18.98 to 18.98

Ultra Short Term Bond Trust Series NAV(*)	2020	25	11.98 to 10.02	263	1.50 to 1.25	1.52	0.35 to 0.10
	2019	12	11.97 to 9.98	134	1.50 to 1.25	1.87	1.80 to 1.54
	2018	4	11.79 to 9.81	43	1.50 to 1.25	1.75	0.28 to 0.03
	2017	10	11.79 to 9.78	98	1.50 to 1.25	1.79	-0.63 to -0.88
	2016	8	11.89 to 9.84	83	1.50 to 1.25	1.02	-0.59 to -0.84

(*) Sub-account that invests in affiliated Trust.

(a) As the unit fair value is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020

7.	Unit Values (continued):

(b) These ratios represent the annualized contract expenses of the separate account, consisting primarily of the items known as “Revenue from underlying fund (12b-1, STA, Other)” and “Revenue from Sub-account” (formerly referred to as the administrative maintenance charges and sales and service fees (AMC and SSF)). The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to unitholder accounts through the redemption of units and expenses of the underlying fund are excluded.

(c) These ratios represent the distributions from net investment income received by the sub-account from the underlying Portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyholder accounts either through the reductions in the unit values or the redemptions of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Portfolio in which the sub-accounts invest.

(d) These ratios, represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options indicated in footnote 1 with a date notation, if any, denote the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. For closed sub-accounts, the total return is calculated from the beginning of the reporting period to the date the sub-account closed. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(e) Sub-account available in prior year but no activity.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020

8.	Diversification Requirements

The Internal Revenue Service has issued regulations under Section 817(h) of the Internal Revenue Code (“the Code”). Under the provisions of Section 817(h) of the Code, a Contract will not be treated as a variable annuity contract for federal tax purposes for any period for which the investments of the Account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirement set forth in regulations issued by the Secretary of the Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and the Account will continue to meet such requirements.

9.	Contract Charges

The expense ratio represents the contract expenses of the Account for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges, and the cost of any riders the policy holder has elected. These fees range between 1.00% and 1.50% of net assets of the sub-account depending on the type of contract. In addition, annual contract charges of up to $30 per policy are made through redemption of units.

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